Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Total Compensation of Key Management

The total compensation of key management, including compensation for the Executive Director, which was recognized in the consolidated income statement, was as follows:

	2018	2017	2016
	(€’000)
Short-term employee benefits (salaries and bonuses)	3,525	3,454	3,473
Post-employment benefits	65	62	74
Share-based payments	6,866	6,386	4,700
Total	10,456	9,902	8,247

Summary of Compensation of Executive Director and Non-executive Directors of the Board

The “Share-based payment charges” and the “Total” numbers included in the following tables are calculated in accordance with IFRS and reflect the current year charges for shares that started their vesting period in prior years and those that started to vest in 2018:

	2018
	Salaries		Bonus		Share- based payment charges	Total
	(€’000)
D.C. Ruberg	590	(1)	735	(2)	4,301	5,626
F. Esser	65		—		40	105
M. Heraghty	70		—		40	110
D. Lister	23				20	43	(4)
J.F.H.P. Mandeville	90		—		40	130
R. Ruijter	75		—		40	115
Total	913		735		4,481	6,129

	2017					2016
	Salaries		Bonus	Share- based payment charges	Total	Salaries		Bonus	Share- based payment charges	Total
	(€’000)					(€’000)
D.C. Ruberg	590	(1)	668	4,198	5,456	590	(1)	597	2,044	3,231
F. Esser	65		—	40	105	65		—	40	105
M. Heraghty	70		—	40	110	70		—	40	110
J.F.H.P. Mandeville	90		—	40	130	115	(4)	—	40	155
R. Ruijter	75		—	40	115	75		—	40	115
Total	890		668	4,358	5,916	915		597	2,204	3,716

(1)	Includes allowance of €40,000.
(2)	Based on performance achievements during 2018, this amount is calculated as 133.6% of base salary.
(3)	David Lister was appointed to our Board of Directors in June 2018. His compensation is calculated on a pro rata basis.
(4)	Includes €25,000 that has additionally been awarded in relation to the period of July 1, 2015 – December 31, 2015.

Disclosure of Performance Achievement Measures to Determine Pay-Out of Cash Bonus

The performance achievement on each of these measures, together with their weighting, determine the pay-out of the cash bonus in accordance with the table below, with pay-outs for performance between the levels shown determined based on linear interpolation.

Pay-out as % of Target Cash Bonus

	Pay-out at Threshold Performance (% of Target Cash Bonus)	Pay-out at Target Performance (% of Target Cash Bonus)	Pay-out at Maximum Performance (% of Target Cash Bonus)
Revenue	0%	40%	60%
Adjusted EBITDA Margin	0%	40%	60%
Individual Performance Objectives	0%	20%	25%
Pay-out as % of Target Cash Bonus	0%	100%	145%

Summary of Performance/Pay-Out

Performance is measured on a percentile ranking basis, with Final Award pay-outs in accordance with the performance/pay-out table below:

TSR Performance Categories (S&P SmallCap 600 Constituents)	Final Award pay-out (% of number of performance shares conditionally awarded)
75th Percentile or greater	175%
50th Percentile	100%
25th Percentile	25%
Less than 25th Percentile	0%

Summary of Potential Compensation Pay-Outs

The tables below summarize our Executive Director’s potential compensation amounts in 2016, 2017 and 2018, including both at target and at maximum payout of STI and LTI (amounts in €’000).

	2016 – annual at target amounts		2017 – annual at target amounts		2018 – annual at target amounts
Base salary	550		550		550
Car allowance	40		40		40
STI: Cash bonus	550	(100% of Base Salary)	605	(110% of Base Salary)	605	(110% of Base Salary)
LTI: Performance shares	1,650	(300% of Base Salary)	1,650	(300% of Base Salary)	2,200	(400% of Base Salary)
Total direct compensation	2,790		2,845		3,395

	2016 – annual maximum amounts		2017 – annual maximum amounts		2018 – annual maximum amounts
Base salary	550		550		550
Car allowance	40		40		40
STI: Cash bonus	798	(145% of at target cash bonus)	877	(145% of at target cash bonus)	877	(145% of at target cash bonus)
LTI: Performance shares	2,887	(175% of at target award in # shares)	2,887	(175% of at target award in # shares)	3,850	(175% of at target award in # shares)
Total direct compensation	4,275		4,354		5,317

*

The 2016, 2017 and 2018 Conditional Awards of performance shares were calculated at 61,469, 46,808 and 45,116 performance shares, respectively, based on the annual at target LTI value of 300% of the Executive Director’s base salary for 2016 and 2017, the annual at target LTI value of 400% of the Executive Director’s base salary for 2018, and the January averages of the Company’s closing share price and the USD/EURO exchange rate in the award years 2016, 2017 and 2018. The LTI values are the values at target and at maximum pay-out and do not take into account any appreciation or depreciation of the Company’s share price that may occur over the performance period.

Summary of Performance Targets and Achievement Against Targets

Actual Short-Term Incentive Pay-outs: 2016 Achievement Against target

In 2016, the Target Cash Bonus for our Executive Director was €550,000, or 100% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2016 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of Target Cash Bonus)
Revenue (in million €)	40%	424.0	421.8	28.6%
Adjusted EBITDA Margin	40%	44.9%	45.3%	60%
Individual Performance Objectives	20%		Met	20%
Overall Performance Achievement	100%			108.6%

Actual Short-Term Incentive Pay-outs: 2017 Achievement Against target

In 2017, the Target Cash Bonus for our Executive Director was €605,000, or 110% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2017 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of Target Cash Bonus)
Revenue (in million €)	40%	473.5	493.5	60.0%
Adjusted EBITDA Margin	40%	45.5%	45.0%	27.3%
Individual Performance Objectives	20%		115.0%	23.0%
Overall Performance Achievement	100%			110.3%

Actual Short-Term Incentive Pay-outs: 2018 Achievement Against target

In 2018, the Target Cash Bonus for our Executive Director was €605,000, or 110% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2018 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	561.5	564.7	54.1%
Adjusted EBITDA Margin	40%	45.8%	45.9%	43.4%
Individual Performance Objectives	20%		120.0%	24.0%
Overall Performance Achievement %	100%			121.5%

Summary of TSR Performance

The following table provides the TSR performance of the constituents of the S&P SmallCap 600 and Interxion’s stock over the period January 1, 2015 through December 31, 2017. Interxion’s stock increased from $27.95 to $57.41 over the three-year performance period, which equals a three-year cumulative TSR performance of 105%. Based on Interxion stock’s three-year cumulative TSR performance of 105%, Interxion ranked at the 85th percentile of the S&P SmallCap 600.

TSR performance categories	2015-2017 Actual Cumulative TSR performance*
S&P SmallCap 600 constituents
75th Percentile	74%
50th Percentile	32%
25th Percentile	-9%
Interxion 85th Percentile	105%

*

Starting price is the average closing share price in the month of January 2015, ending price reflects the average closing share price in the month of December 2017. Includes share price appreciation/depreciation, re-investment of dividends and the compounding effect of dividends paid on re-invested dividends, all over the relevant performance period.

The following table provides the number of performance shares Conditionally Awarded in 2016, 2017 and 2018 and the number of shares that would potentially be awarded (subject to Board and Shareholder approval at the relevant Annual General Meeting) based on the Company’s three-year TSR performance at the 25th, 50th, and 75th percentile performance of the constituents of the S&P SmallCap 600.

TSR performance categories	2016-2018 Actual Cumulative TSR performance*
S&P SmallCap 600 constituents
75th Percentile	75%
50th Percentile	35%
25th Percentile	-6%
Interxion 82nd Percentile	96%

*

Starting price is the average closing share price in the month of January 2016, ending price reflects the average closing share price in the month of December 2018. Includes share price appreciation/depreciation, re-investment of dividends and the compounding effect of dividends paid on re-invested dividends, all over the relevant performance period.

Summary of Number of Performance Shares Conditionally Awarded

The following table provides the number of performance shares Conditionally Awarded in 2016, 2017 and 2018 and the number of shares that would potentially be awarded (subject to Board and Shareholder approval at the relevant Annual General Meeting) based on the Company’s three-year TSR performance at the 25th, 50th, and 75th percentile performance of the constituents of the S&P SmallCap 600.

	# Performance shares Conditionally Awarded*	# Performance shares to be awarded based on TSR performance
Conditional award year		At 25th percentile	At 50% percentile	At 75th percentile
2016	61,469	15,367	61,469	107,571
2017	46,808	11,702	46,808	81,914
2018	45,116	11,279	45,116	78,953

*	Calculated based on the Company’s January average closing share price of $29.16 (2016), $37.42 (2017) and $59.49 (2018).